CTIVP® – Principal Large Cap Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Principal Large Cap Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 10.0%
Entertainment 3.3%
Netflix, Inc.(a)	56,504	67,743,776
Interactive Media & Services 6.7%
Alphabet, Inc., Class A	208,212	50,616,337
Alphabet, Inc., Class C	91,914	22,385,655
Meta Platforms, Inc., Class A	86,795	63,740,512
Total		136,742,504
Total Communication Services		204,486,280
Consumer Discretionary 13.4%
Automobiles 1.6%
Tesla, Inc.(a)	75,536	33,592,370
Broadline Retail 4.7%
Amazon.com, Inc.(a)	437,842	96,136,968
Hotels, Restaurants & Leisure 4.6%
Airbnb, Inc., Class A(a)	320,989	38,974,484
Hilton Worldwide Holdings, Inc.	210,277	54,554,265
Total		93,528,749
Specialty Retail 2.5%
O’Reilly Automotive, Inc.(a)	479,697	51,716,134
Total Consumer Discretionary		274,974,221
Consumer Staples 0.8%
Consumer Staples Distribution & Retail 0.8%
Costco Wholesale Corp.	18,058	16,715,027
Total Consumer Staples		16,715,027
Financials 13.4%
Capital Markets 8.0%
Brookfield Corp.	1,062,136	72,841,287
Charles Schwab Corp. (The)	415,992	39,714,756
KKR & Co., Inc., Class A	250,802	32,591,720
Moody’s Corp.	16,998	8,099,207
MSCI, Inc.	17,521	9,941,591
Total		163,188,561
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 4.6%
MasterCard, Inc., Class A	110,656	62,942,239
Visa, Inc., Class A	90,590	30,925,614
Total		93,867,853
Insurance 0.8%
Arthur J Gallagher & Co.	56,881	17,618,321
Total Financials		274,674,735
Health Care 4.9%
Health Care Equipment & Supplies 1.1%
IDEXX Laboratories, Inc.(a)	28,877	18,449,227
Intuitive Surgical, Inc.(a)	11,701	5,233,038
Total		23,682,265
Health Care Technology 0.5%
Veeva Systems Inc., Class A(a)	31,934	9,513,458
Life Sciences Tools & Services 2.5%
Danaher Corp.	254,314	50,420,293
Pharmaceuticals 0.8%
Zoetis, Inc.	110,363	16,148,314
Total Health Care		99,764,330
Industrials 6.7%
Aerospace & Defense 5.5%
HEICO Corp., Class A	121,664	30,913,606
TransDigm Group, Inc.	62,531	82,417,108
Total		113,330,714
Commercial Services & Supplies 1.2%
Copart, Inc.(a)	529,378	23,806,129
Total Industrials		137,136,843
Information Technology 46.1%
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	97,898	12,114,878
Semiconductors & Semiconductor Equipment 17.3%
Broadcom, Inc.	326,673	107,772,689
NVIDIA Corp.	1,326,477	247,494,079
Total		355,266,768

CTIVP® – Principal Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Principal Large Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 21.3%
Cadence Design Systems, Inc.(a)	256,872	90,228,859
Constellation Software, Inc.	6,673	18,309,778
Microsoft Corp.	321,187	166,358,807
Oracle Corp.	220,500	62,013,420
Roper Technologies, Inc.	77,284	38,540,758
ServiceNow, Inc.(a)	66,570	61,263,039
Total		436,714,661
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	555,053	141,333,145
Total Information Technology		945,429,452
Materials 2.7%
Chemicals 1.6%
Linde PLC	54,847	26,052,325
Sherwin-Williams Co. (The)	18,749	6,492,029
Total		32,544,354
Construction Materials 1.1%
Vulcan Materials Co.	72,380	22,265,535
Total Materials		54,809,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.6%
Real Estate Management & Development 1.6%
CoStar Group, Inc.(a)	399,174	33,678,310
Total Real Estate		33,678,310
Total Common Stocks (Cost $1,410,480,972)		2,041,669,087

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	9,206,325	9,203,563
Total Money Market Funds (Cost $9,203,816)		9,203,563
Total Investments in Securities (Cost: $1,419,684,788)		2,050,872,650
Other Assets & Liabilities, Net		(1,734,824)
Net Assets		2,049,137,826
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	12,147,859	232,875,869	(235,819,912)	(253)	9,203,563	(4,848)	393,965	9,206,325
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – Principal Large Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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